Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 229,745	R$ 465,054
Cash equivalents
Bank Deposit Certificate - CDB	2,750,776	2,216,592
Time Deposit - TD	91,043	0
Repurchase agreements	2,235	361,183
Exclusive investment funds	0	21,986
Cash and cash equivalents	R$ 3,073,799	R$ 3,064,815	R$ 1,647,880	R$ 1,169,136
Effective interest rate p.a., Bank Deposit Certificate - CDB	3.33%
Effective interest rate, short-term exclusive time deposit, classified as cash equivalent	0.05%
Effective interest rate p.a., Debentures	0.02%
Effective interest rate p.a., Exclusive investment funds	0.00%